Nature of Operations	12 Months Ended
Dec. 31, 2017
Nature of Operations [Abstract]
Nature of Operations

1. NATURE OF OPERATIONS
Pan American Silver Corp. is the ultimate parent company of its subsidiary group (collectively, the “Company”, or “Pan American”). Pan American Silver Corp. is incorporated and domiciled in Canada, and its office is at Suite 1500 – 625 Howe Street, Vancouver, British Columbia, V6C 2T6.
The Company is engaged in the production and sale of silver, gold and base metals including copper, lead and zinc as well as other related activities, including exploration, extraction, processing, refining and reclamation. The Company’s primary product (silver) is produced in Peru, Mexico, Argentina and Bolivia. Additionally, the Company has project development activities in Peru, Mexico and Argentina, and exploration activities throughout South America, and Mexico.
At December 31, 2017, the Company’s principal producing properties comprised of the Huaron and Morococha mines located in Peru, the La Colorada and Dolores mines located in Mexico, the San Vicente mine located in Bolivia and the Manantial Espejo mine located in Argentina.
The Company’s significant development projects at December 31, 2017 were the Cap-Oeste Sur Este ("COSE"), Joaquin, and Navidad projects in Argentina.